Net Gains (Losses) on Financial Assets Available for Sale	12 Months Ended
Dec. 31, 2017
Net gains (losses) on financial assets available for sale [Abstract]
Disclosure of available for sale financial assets [text block]

Net Gains (Losses) on Financial Assets Available for Sale

in € m.	2017	2016	2015
Net gains (losses) on financial assets available for sale:
Net gains (losses) on debt securities:	114	229	48
Net gains (losses) from disposal	115	230	58
Impairments	(1)	(1)	(10)
Net gains (losses) on equity securities:	219	79	104
Net gains (losses) from disposal/remeasurement	219	96	156
Impairments	(1)	(17)	(52)
Net gains (losses) on loans:	37	6	52
Net gains (losses) from disposal	45	21	83
Impairments	(8)	(15)	(31)
Reversal of impairments	0	0	0
Net gains (losses) on other equity interests:	110	339	1
Net gains (losses) from disposal	137	348	14
Impairments	(27)	(9)	(13)
Total net gains (losses) on financial assets available for sale	479	653	203

Please also refer to Note 15 “Financial Assets Available for Sale” of this report.

Financial Assets Available for Sale

in € m.	Dec 31, 2017	Dec 31, 2016
Debt securities:
German government	8,131	9,405
U.S. Treasury and U.S. government agencies	8,092	7,652
U.S. local (municipal) governments	2,436	3,261
Other foreign governments	19,275	23,779
Corporates	6,775	6,849
Other asset-backed securities	1	84
Mortgage-backed securities, including obligations of U.S. federal agencies	11	17
Other debt securities	359	470
Total debt securities	45,081	51,516
Equity securities:
Equity shares	897	1,027
Investment certificates and mutual funds	97	122
Total equity securities	994	1,149
Other equity interests	636	804
Loans	2,685	2,759
Total financial assets available for sale	49,397	56,228

Please also refer to Note 7 “Net Gains (Losses) on Financial Assets Available for Sale” of this report.